SHARE-BASED COMPENSATION - Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of stock options (in dollars per share)	$ 34.03	$ 40.64	$ 28.64
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value (in dollars per share)	87.68	104.98	63.28
PSUs/Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value (in dollars per share)	$ 95.40	$ 108.51	$ 63.28